S-K 1603(a)(7) Sponsor Controlling Persons	May 14, 2026
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Jones is the majority member of our Sponsor and controls the management of our Sponsor, including the exercise of voting and investment discretion over our ordinary shares held by our Sponsor.